CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 664.1	$ 652.0	$ 481.0
Short-term investments	127.2	0.0
Cash and cash equivalents including short-term investments	791.3	652.0
Credit facilities available for use	248.7	167.2
Common shares	2,677.8	2,628.2
Capital Management Liabilities And Equity	3,326.5	3,284.5
Unamortized Deferred Transactions Costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalized	5.8	4.0
7.0% Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 400.0	$ 489.1